Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Opportunities Trust
Entity Central Index Key	0001005020
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000176707 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	VBFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class R6 / VBFRX	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 626,584,000
Holdings Count | Holding	742
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$626,584
Total number of portfolio holdings	742
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	15
Energy	4
Industrials	3
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		29
U.S. Government Securities		15
Asset-Backed Securities		10
Leveraged Loans		4
Short-Term Investment		4
Foreign Government Securities		3
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000003575 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class I
Trading Symbol	SAVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class I / SAVYX	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 626,584,000
Holdings Count | Holding	742
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$626,584
Total number of portfolio holdings	742
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	15
Energy	4
Industrials	3
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		29
U.S. Government Securities		15
Asset-Backed Securities		10
Leveraged Loans		4
Short-Term Investment		4
Foreign Government Securities		3
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000003574 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class C
Trading Symbol	SAVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class C / SAVCX	$72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
Net Assets	$ 626,584,000
Holdings Count | Holding	742
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$626,584
Total number of portfolio holdings	742
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	15
Energy	4
Industrials	3
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		29
U.S. Government Securities		15
Asset-Backed Securities		10
Leveraged Loans		4
Short-Term Investment		4
Foreign Government Securities		3
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000003572 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Core Plus Bond Fund
Class Name	Class A
Trading Symbol	SAVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class A / SAVAX	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 626,584,000
Holdings Count | Holding	742
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$626,584
Total number of portfolio holdings	742
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	15
Energy	4
Industrials	3
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		29
U.S. Government Securities		15
Asset-Backed Securities		10
Leveraged Loans		4
Short-Term Investment		4
Foreign Government Securities		3
Other		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000049901 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class A
Trading Symbol	PHRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class A / PHRAX	$63	1.24%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 341,142,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$341,142
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Health Care REITS	21%
Industrial/Office REITS	17
Retail REITS	16
Data Centers REITS	15
Residential REITS	13
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000049903 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class C
Trading Symbol	PHRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class C / PHRCX	$100	1.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.99%
Net Assets	$ 341,142,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$341,142
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Health Care REITS	21%
Industrial/Office REITS	17
Retail REITS	16
Data Centers REITS	15
Residential REITS	13
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000049904 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class I
Trading Symbol	PHRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class I / PHRIX	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 341,142,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$341,142
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Health Care REITS	21%
Industrial/Office REITS	17
Retail REITS	16
Data Centers REITS	15
Residential REITS	13
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000148854 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	VRREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class R6 / VRREX	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Net Assets	$ 341,142,000
Holdings Count | Holding	31
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$341,142
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Asset Allocation(1)
Health Care REITS	21%
Industrial/Office REITS	17
Retail REITS	16
Data Centers REITS	15
Residential REITS	13
Self Storage REITS	6
Specialty REITS	4
Other REITS	8
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000176708 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class R6
Trading Symbol	VRHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class R6 / VRHYX	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 51,565,000
Holdings Count | Holding	233
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$51,565
Total number of portfolio holdings	233
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	25
Energy	16
Industrials	11
All other Corporate Bonds and Notes	43
Short-Term Investment		3
Leveraged Loans		0
Other		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000119169 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class I
Trading Symbol	PHCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class I / PHCIX	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 51,565,000
Holdings Count | Holding	233
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$51,565
Total number of portfolio holdings	233
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	25
Energy	16
Industrials	11
All other Corporate Bonds and Notes	43
Short-Term Investment		3
Leveraged Loans		0
Other		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000049913 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield Fund
Class Name	Class A
Trading Symbol	PHCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class A / PHCHX	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 51,565,000
Holdings Count | Holding	233
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$51,565
Total number of portfolio holdings	233
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	25
Energy	16
Industrials	11
All other Corporate Bonds and Notes	43
Short-Term Investment		3
Leveraged Loans		0
Other		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000049915 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class A
Trading Symbol	NAMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class A / NAMFX	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 938,779,000
Holdings Count | Holding	925
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$938,779
Total number of portfolio holdings	925
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13
Energy	5
Industrials	4
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		23
Foreign Government Securities		16
Asset-Backed Securities		13
Leveraged Loans		8
U.S. Government Securities		4
Affiliated Exchange-Traded Fund		1
Other (includes short-term investment)		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000049917 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class C
Trading Symbol	NCMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class C / NCMFX	$87	1.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.74%
Net Assets	$ 938,779,000
Holdings Count | Holding	925
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$938,779
Total number of portfolio holdings	925
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13
Energy	5
Industrials	4
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		23
Foreign Government Securities		16
Asset-Backed Securities		13
Leveraged Loans		8
U.S. Government Securities		4
Affiliated Exchange-Traded Fund		1
Other (includes short-term investment)		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000081781 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class I
Trading Symbol	VMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class I / VMFIX	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 938,779,000
Holdings Count | Holding	925
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$938,779
Total number of portfolio holdings	925
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13
Energy	5
Industrials	4
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		23
Foreign Government Securities		16
Asset-Backed Securities		13
Leveraged Loans		8
U.S. Government Securities		4
Affiliated Exchange-Traded Fund		1
Other (includes short-term investment)		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000148855 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class Name	Class R6
Trading Symbol	VMFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class R6 / VMFRX	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 938,779,000
Holdings Count | Holding	925
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$938,779
Total number of portfolio holdings	925
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13
Energy	5
Industrials	4
All other Corporate Bonds and Notes	12
Mortgage-Backed Securities		23
Foreign Government Securities		16
Asset-Backed Securities		13
Leveraged Loans		8
U.S. Government Securities		4
Affiliated Exchange-Traded Fund		1
Other (includes short-term investment)		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000176709 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class R6
Trading Symbol	VMSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class R6 / VMSSX	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 4,772,399,000
Holdings Count | Holding	914
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$4,772,399
Total number of portfolio holdings	914
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		27%
Financials	11
Energy	3
Health Care	3
All other Corporate Bonds and Notes	10
Asset-Backed Securities		27
Mortgage-Backed Securities		25
Foreign Government Securities		7
U.S. Government Securities		7
Leveraged Loans		5
Other (includes short-term investment and securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000066828 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class I
Trading Symbol	PIMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class I / PIMSX	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 4,772,399,000
Holdings Count | Holding	914
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$4,772,399
Total number of portfolio holdings	914
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		27%
Financials	11
Energy	3
Health Care	3
All other Corporate Bonds and Notes	10
Asset-Backed Securities		27
Mortgage-Backed Securities		25
Foreign Government Securities		7
U.S. Government Securities		7
Leveraged Loans		5
Other (includes short-term investment and securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000049921 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class C1
Trading Symbol	PMSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C1 / PMSTX	$83	1.66%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.66%
Net Assets	$ 4,772,399,000
Holdings Count | Holding	914
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$4,772,399
Total number of portfolio holdings	914
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		27%
Financials	11
Energy	3
Health Care	3
All other Corporate Bonds and Notes	10
Asset-Backed Securities		27
Mortgage-Backed Securities		25
Foreign Government Securities		7
U.S. Government Securities		7
Leveraged Loans		5
Other (includes short-term investment and securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000049920 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class C
Trading Symbol	PSTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C / PSTCX	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 4,772,399,000
Holdings Count | Holding	914
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$4,772,399
Total number of portfolio holdings	914
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		27%
Financials	11
Energy	3
Health Care	3
All other Corporate Bonds and Notes	10
Asset-Backed Securities		27
Mortgage-Backed Securities		25
Foreign Government Securities		7
U.S. Government Securities		7
Leveraged Loans		5
Other (includes short-term investment and securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000049918 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Short Term Bond Fund
Class Name	Class A
Trading Symbol	NARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class A / NARAX	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 4,772,399,000
Holdings Count | Holding	914
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$4,772,399
Total number of portfolio holdings	914
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		27%
Financials	11
Energy	3
Health Care	3
All other Corporate Bonds and Notes	10
Asset-Backed Securities		27
Mortgage-Backed Securities		25
Foreign Government Securities		7
U.S. Government Securities		7
Leveraged Loans		5
Other (includes short-term investment and securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000049922 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class A
Trading Symbol	PGUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class A / PGUAX	$64	1.23%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
Net Assets	$ 173,148,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$173,148
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]	Asset Allocation(1)
Utilities	50%
Industrials	28
Energy	17
Real Estate	4
Communication Services	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000066829 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class I
Trading Symbol	PGIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class I / PGIUX	$54	1.02%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%
Net Assets	$ 173,148,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$173,148
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]	Asset Allocation(1)
Utilities	50%
Industrials	28
Energy	17
Real Estate	4
Communication Services	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000199804 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	VGIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class R6 / VGIRX	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 173,148,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$173,148
Total number of portfolio holdings	53
Portfolio turnover rate as of the end of the reporting period	25%

Holdings [Text Block]	Asset Allocation(1)
Utilities	50%
Industrials	28
Energy	17
Real Estate	4
Communication Services	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000235246 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class R6
Trading Symbol	VAABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class R6 / VAABX	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 48,693,000
Holdings Count | Holding	11
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$48,693
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19
Affiliated Exchange-Traded Fund	4
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000081785 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class I
Trading Symbol	VADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class I / VADIX	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 48,693,000
Holdings Count | Holding	11
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$48,693
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19
Affiliated Exchange-Traded Fund	4
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000052537 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Asset Fund
Class Name	Class A
Trading Symbol	PDPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class A / PDPAX	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 48,693,000
Holdings Count | Holding	11
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$48,693
Total number of portfolio holdings	11
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]	Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19
Affiliated Exchange-Traded Fund	4
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000058006 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class A
Trading Symbol	PSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class A / PSFRX	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 127,089,000
Holdings Count | Holding	252
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$127,089
Total number of portfolio holdings	252
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		96%
Service	12
Information Technology	12
Health Care	11
Gaming / Leisure	6
Manufacturing	6
Financials	6
Food / Tobacco	5
All other Leveraged Loans	38
Corporate Bonds and Notes		4
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000058007 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class C
Trading Symbol	PFSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class C / PFSRX	$85	1.70%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
Net Assets	$ 127,089,000
Holdings Count | Holding	252
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$127,089
Total number of portfolio holdings	252
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		96%
Service	12
Information Technology	12
Health Care	11
Gaming / Leisure	6
Manufacturing	6
Financials	6
Food / Tobacco	5
All other Leveraged Loans	38
Corporate Bonds and Notes		4
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000058008 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class I
Trading Symbol	PSFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class I / PSFIX	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 127,089,000
Holdings Count | Holding	252
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$127,089
Total number of portfolio holdings	252
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		96%
Service	12
Information Technology	12
Health Care	11
Gaming / Leisure	6
Manufacturing	6
Financials	6
Food / Tobacco	5
All other Leveraged Loans	38
Corporate Bonds and Notes		4
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000176710 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Senior Floating Rate Fund
Class Name	Class R6
Trading Symbol	VRSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class R6 / VRSFX	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 127,089,000
Holdings Count | Holding	252
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$127,089
Total number of portfolio holdings	252
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Asset Allocation(1)
Leveraged Loans		96%
Service	12
Information Technology	12
Health Care	11
Gaming / Leisure	6
Manufacturing	6
Financials	6
Food / Tobacco	5
All other Leveraged Loans	38
Corporate Bonds and Notes		4
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000176711 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	VRGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6 / VRGEX	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 400,024,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$400,024
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	18%
Health Care REITS	15
Retail REITS	14
Data Centers REITS	11
Residential REITS	9
Real Estate Management & Development REITS	6
Self Storage REITS	5
Other REITS	22
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000074734 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class I
Trading Symbol	VGISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class I / VGISX	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 400,024,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$400,024
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	18%
Health Care REITS	15
Retail REITS	14
Data Centers REITS	11
Residential REITS	9
Real Estate Management & Development REITS	6
Self Storage REITS	5
Other REITS	22
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000074733 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	VGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class C / VGSCX	$99	1.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
Net Assets	$ 400,024,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$400,024
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	18%
Health Care REITS	15
Retail REITS	14
Data Centers REITS	11
Residential REITS	9
Real Estate Management & Development REITS	6
Self Storage REITS	5
Other REITS	22
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000074732 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	VGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class A / VGSAX	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 400,024,000
Holdings Count | Holding	54
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$400,024
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	18%
Health Care REITS	15
Retail REITS	14
Data Centers REITS	11
Residential REITS	9
Real Estate Management & Development REITS	6
Self Storage REITS	5
Other REITS	22
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000117511 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class A
Trading Symbol	VISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class A / VISAX	$71	1.48%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.48%
Net Assets	$ 783,038,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$783,038
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
Industrials	36%
Financials	22
Health Care	14
Materials	9
Communication Services	7
Information Technology	4
Energy	3
Other	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000117512 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class C
Trading Symbol	VCISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class C / VCISX	$106	2.23%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.23%
Net Assets	$ 783,038,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$783,038
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
Industrials	36%
Financials	22
Health Care	14
Materials	9
Communication Services	7
Information Technology	4
Energy	3
Other	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000117513 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class I
Trading Symbol	VIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class I / VIISX	$58	1.22%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.22%
Net Assets	$ 783,038,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$783,038
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
Industrials	36%
Financials	22
Health Care	14
Materials	9
Communication Services	7
Information Technology	4
Energy	3
Other	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000148859 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR International Small-Mid Cap Fund
Class Name	Class R6
Trading Symbol	VRISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class R6 / VRISX	$53	1.11%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.11%
Net Assets	$ 783,038,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$783,038
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Asset Allocation(1)
Industrials	36%
Financials	22
Health Care	14
Materials	9
Communication Services	7
Information Technology	4
Energy	3
Other	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000215024 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class R6
Trading Symbol	VRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class R6 / VRESX	$64	1.30%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
Net Assets	$ 336,728,000
Holdings Count | Holding	43
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$336,728
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Industrials	40%
Financials	16
Consumer Staples	12
Health Care	7
Materials	6
Consumer Discretionary	4
Communication Services	4
Other	11
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000133103 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class I
Trading Symbol	VIESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class I / VIESX	$71	1.45%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.45%
Net Assets	$ 336,728,000
Holdings Count | Holding	43
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$336,728
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Industrials	40%
Financials	16
Consumer Staples	12
Health Care	7
Materials	6
Consumer Discretionary	4
Communication Services	4
Other	11
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000133102 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class C
Trading Symbol	VCESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class C / VCESX	$120	2.45%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.45%
Net Assets	$ 336,728,000
Holdings Count | Holding	43
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$336,728
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Industrials	40%
Financials	16
Consumer Staples	12
Health Care	7
Materials	6
Consumer Discretionary	4
Communication Services	4
Other	11
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000133101 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Emerging Markets Small-Cap Fund
Class Name	Class A
Trading Symbol	VAESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class A / VAESX	$84	1.70%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.70%
Net Assets	$ 336,728,000
Holdings Count | Holding	43
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$336,728
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Asset Allocation(1)
Industrials	40%
Financials	16
Consumer Staples	12
Health Care	7
Materials	6
Consumer Discretionary	4
Communication Services	4
Other	11
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000173499 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	HEMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class A / HEMZX	$71	1.51%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.51%
Material Change Date	Jan. 01, 2026
Net Assets	$ 447,415,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$447,415
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Consumer Discretionary	25
Information Technology	18
Consumer Staples	13
Communication Services	10
Industrials	4
Health Care	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 1.46% went into effect for Class A shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 1.46% went into effect for Class A shares.
C000173500 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	PICEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class C / PICEX	$107	2.26%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.26%
Material Change Date	Jan. 01, 2026
Net Assets	$ 447,415,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$447,415
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Consumer Discretionary	25
Information Technology	18
Consumer Staples	13
Communication Services	10
Industrials	4
Health Care	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 2.21% went into effect for Class C shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 2.21% went into effect for Class C shares.
C000173501 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	HIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class I / HIEMX	$60	1.26%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.26%
Material Change Date	Jan. 01, 2026
Net Assets	$ 447,415,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$447,415
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Consumer Discretionary	25
Information Technology	18
Consumer Staples	13
Communication Services	10
Industrials	4
Health Care	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 1, 2026, a new expense limitation of 1.21% went into effect for Class I shares.
Material Fund Change Expenses [Text Block]	Effective January 1, 2026, a new expense limitation of 1.21% went into effect for Class I shares.
C000173502 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	VREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class R6 / VREMX	$48	1.02%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.02%
Net Assets	$ 447,415,000
Holdings Count | Holding	27
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$447,415
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Financials	28%
Consumer Discretionary	25
Information Technology	18
Consumer Staples	13
Communication Services	10
Industrials	4
Health Care	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000210350 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	VLDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class R6 / VLDRX	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 412,982,000
Holdings Count | Holding	558
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$412,982
Total number of portfolio holdings	558
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		32%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		25
Financials	12
Health Care	2
Industrials	2
All other Corporate Bonds and Notes	9
U.S. Government Securities		10
Leveraged Loans		3
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000173505 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class I
Trading Symbol	HIBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class I / HIBIX	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 412,982,000
Holdings Count | Holding	558
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$412,982
Total number of portfolio holdings	558
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		32%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		25
Financials	12
Health Care	2
Industrials	2
All other Corporate Bonds and Notes	9
U.S. Government Securities		10
Leveraged Loans		3
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000173504 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class C
Trading Symbol	PCMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class C / PCMZX	$75	1.50%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Net Assets	$ 412,982,000
Holdings Count | Holding	558
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$412,982
Total number of portfolio holdings	558
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		32%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		25
Financials	12
Health Care	2
Industrials	2
All other Corporate Bonds and Notes	9
U.S. Government Securities		10
Leveraged Loans		3
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

Material Fund Change [Text Block]	Material Fund Changes Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
C000173503 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Low Duration Core Plus Bond Fund
Class Name	Class A
Trading Symbol	HIMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class A / HIMZX	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 412,982,000
Holdings Count | Holding	558
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$412,982
Total number of portfolio holdings	558
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Asset Allocation(1)
Asset-Backed Securities		32%
Mortgage-Backed Securities		28
Corporate Bonds and Notes		25
Financials	12
Health Care	2
Industrials	2
All other Corporate Bonds and Notes	9
U.S. Government Securities		10
Leveraged Loans		3
Other (includes securities lending collateral)		2
Total		100%
(1)	Percentage of total investments as of March 31, 2026.

C000173507 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Tax-Exempt Bond Fund
Class Name	Class A
Trading Symbol	HXBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class A / HXBZX	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 45,611,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$45,611
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000173506 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix Tax-Exempt Bond Fund
Class Name	Class I
Trading Symbol	HXBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class I / HXBIX	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 45,611,000
Holdings Count | Holding	73
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$45,611
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]	Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000227966 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class R6
Trading Symbol	VDMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class R6 / VDMRX	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Net Assets	$ 3,667,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$3,667
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	15
Consumer Staples	13
Information Technology	11
Materials	7
Communication Services	5
Consumer Discretionary	4
Other	6
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000227965 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class I
Trading Symbol	VIDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class I / VIDMX	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Net Assets	$ 3,667,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$3,667
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	15
Consumer Staples	13
Information Technology	11
Materials	7
Communication Services	5
Consumer Discretionary	4
Other	6
Total	100%
(1)	Percentage of total investments as of March 31, 2026.

C000227967 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Developing Markets Fund
Class Name	Class A
Trading Symbol	VDMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class A / VDMAX	$68	1.36%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
Net Assets	$ 3,667,000
Holdings Count | Holding	42
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$3,667
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Industrials	39%
Financials	15
Consumer Staples	13
Information Technology	11
Materials	7
Communication Services	5
Consumer Discretionary	4
Other	6
Total	100%
(1)	Percentage of total investments as of March 31, 2026.